Fees Summary	Aug. 06, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 13,200,000
Previously Paid Amount	0
Total Fee Amount	2,020.92
Total Offset Amount	0
Net Fee	$ 2,020.92